068 P2 12/20

SUPPLEMENT DATED DECEMBER 17, 2020

TO THE prospectus dated OCTOBER 1, 2020

OF

Franklin K2 Alternative STRATEGIES FUND

(Franklin Alternative Strategies Funds)

The Prospectus is amended as follows:

For the “Fund Details—Management” section, the following information is inserted into the table on page 41:

Name of Sub-Advisor	Strategy	Address of Sub-Advisor
Brigade Capital Management, LP	Relative Value	399 Park Avenue, 16th Floor New York, NY 10022-4415
One River Asset Management, LLC	Relative Value	3 River Road, 2nd Floor, Greenwich, CT 06807
RV Capital Management Private Ltd	Global Macro	3 Phillip Street, #10-04 Royal Group Building, Singapore 048693

Please keep this supplement for future reference.

068 SA2 12/20

SUPPLEMENT DATED DECEMBER 17, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

Dated October 1, 2020

OF

Franklin K2 alternative strategies Fund

(Franklin Alternative Strategies Funds)

The Statement of Additional Information is amended as follows:

I.            For the “Management and Other Services—Sub-Advisors” section, the following paragraphs are inserted in the section beginning on page 67:

Brigade Capital Management, LP (Brigade), 399 Park Avenue, 16th Floor, New York, NY 10022-4415 serves as a sub-advisor to a portion of the Fund’s portfolio. Brigade is a limited partnership, founded by Donald Morgan (Chief Investment Officer and Managing Partner of Brigade) in 2006. Brigade Capital Management GP, LLC is the general partner of Brigade and Donald Morgan, a managing partner of Brigade and a managing member of Brigade Capital Management GP, LLC, owns more than 25% of Brigade’s voting securities.

One River Asset Management, LLC (One River), 3 River Road, 2nd Floor, Greenwich, CT 06807, serves as a sub-advisor to a portion of the Fund’s portfolio. One River is a limited liability company. One River is majority owned by Eric Peters, the managing member of One River. BHUS Holdings LLC is a special member of One River and owns over 25% of One River.

RV Capital Management Private Ltd (RV Capital), 3 Phillip Street, #10-04 Royal Group Building, Singapore 048693, serves as a sub-advisor to a portion of the Fund’s portfolio. RV Capital is majority owned by Ranodeb Roy.

II.            The following proxy voting policies for Brigade Capital Management, LP, One River Asset Management, LLC, and RV Capital Management Private Ltd are inserted into “Appendix A – Proxy Voting Policies and Procedures”:

Brigade Capital Management, LP

PROXY VOTING

Brigade Capital understands and appreciates the importance of proxy voting. Accordingly, to the extent that Brigade Capital’s advisory agreements give Brigade Capital authority to vote proxies received by the Advisory Clients, it will vote any such proxies in the best interests of the Advisory Clients and Investors (as applicable) and in accordance with the procedures outlined below (as applicable). It should be noted that these procedures will be applied solely when Brigade Capital is requested to exercise its voting authority with respect to Advisory Client securities. There are situations in which Brigade Capital may be requested to provide consent with respect to a particular security where Brigade Capital may not apply the technical requirements of the procedures because Brigade Capital is not being asked to exercise voting authority with respect to Advisory Client securities (although Brigade Capital will act in the best interests of the Advisory Clients and Investors (as applicable) in responding to any such request). For example, in conjunction with a credit facility, a borrower may ask Brigade Capital, as a lender, to approve amendments to the loan facility. In this case, Brigade Capital is not being asked to exercise voting authority with respect to Advisory Client securities and therefore it will not apply the technical requirements of the proxy voting procedures described below (although Brigade Capital will seek to act in the best interests of the Advisory Clients and the Investors (as applicable)).

(1)                 Proxy Voting Procedures

(a)                 All proxies sent to Advisory Clients that are actually received by Brigade Capital (to vote on behalf of the Advisory Clients) will be provided to Brigade Capital’s corporate actions team (the “Corporate Actions Team”).

(b)                 The Corporate Actions Team will generally adhere to the following procedures (subject to limited exception):

1.                   A written record of each proxy received by Brigade Capital (on behalf of the Advisory Clients) will be kept in Brigade Capital’s files;

2.                   The Corporate Actions Team will determine which of the Advisory Clients hold the security to which the proxy relates;

3.                   The Corporate Actions Team will consult with a majority of (which may be via telephone, in person or email) the Managing Member, the Chief Operating Officer/Chief Legal Officer, the Senior Vice President, Finance/Chief Administrative Officer, the Chief Compliance Officer and the respective analyst that is responsible for the security (together with the Chief Compliance Officer, collectively referred to as “Proxy Voting Committee”) and provide each member of the Proxy Voting Committee with:

(1)                 a copy of the proxy;

(2)                 a list of the Advisory Clients to which the proxy is relevant;

(3)                 the amount of votes controlled by each Advisory Client; and

(4)                 the deadline that such proxies need to be completed and returned to the Advisory Client in question.

4.                   Prior to voting any proxies, the Proxy Voting Committee will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines in the Section 2 below. If a conflict is identified, the Proxy Voting Committee will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material or not.

5.                   If no material conflict is identified pursuant to these procedures, the Proxy Voting Committee will make a decision on how to vote the proxy in question in accordance with the guidelines set forth in Section 3 below. The Chief Compliance Officer, or his designee, will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

6.                   Although not presently intended to be used on a regular basis, Brigade Capital is empowered to retain an independent third party to vote proxies in certain situations (including situations where a material conflict of interest is identified).

(2)                             Handling of Conflicts of Interest

(a)                 As stated above, in evaluating how to vote a proxy, the Proxy Voting Committee will first determine whether there is a conflict of interest related to the proxy in question between Brigade Capital and the Advisory Clients. This examination will include (but will not be limited to) an evaluation of whether Brigade Capital (or any affiliate of Brigade Capital) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside an investment in such company by an Advisory Client managed by Brigade Capital.

(b)                 If a conflict is identified and deemed “material” by the Proxy Voting Committee, Brigade Capital will determine whether voting in accordance with the proxy voting guidelines outlined in Section 3 below is in the best interests of affected Advisory Clients (which may include utilizing an independent third party to vote such proxies).

(c)                 With respect to material conflicts, Brigade Capital will determine whether it is appropriate to disclose the conflict to affected clients and give Investors or Trustees the opportunity to vote the proxies in question themselves except that if the Advisory Client is subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and an ERISA Investor has, in writing, reserved the right to vote proxies when Brigade Capital has determined that a material conflict exists that does affect its best judgment as a fiduciary to the Advisory Client, Brigade Capital will:

(i)                  Give the ERISA Investor the opportunity to vote the proxies in question himself or herself; or

(ii)                Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the written agreements with such ERISA Investor (if any).

(3)                             Voting Guidelines

In the absence of specific voting guidelines mandated by a particular Investor, Brigade Capital will endeavor to vote proxies in the best interests of each Advisory Client, which may result in different voting results for proxies for the same issuer. Brigade Capital believes that voting proxies in accordance with the following guidelines is in the best interests of its Advisory Clients.

Generally, Brigade Capital will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

For other proposals, Brigade Capital shall determine whether a proposal is in the best interests of its Advisory Clients and may take into account the following factors, among others:

•         whether the proposal was recommended by management and Brigade Capital's opinion of management;

•         whether the proposal acts to entrench existing management and directors; and

•         whether the proposal fairly compensates management for past and future performance.

(4)                             Disclosure of Procedures

Employees should note that a brief summary of these proxy voting procedures will be included in Brigade Capital’s Form ADV Part 2A and will be updated whenever these policies and procedures are updated.

(5)                             Proxy Voting Issues Related to Registered Investment Companies

On or about July 1 of each year, Brigade Capital may need to supply certain proxy voting records to certain of its Registered Investment Company clients for which it serves as a sub-adviser. In accordance with the Registered Investment Company Requirements Section provided below, Brigade Capital will: (i) provide relevant proxy voting records to the Registered Investment Company prior to the stated deadline; (ii) review the draft Form N-PX, as prepared and provided by the Registered Investment Company; and (iii) provide a written certification related to the proxy records provided by Brigade Capital.

(6)                             Record-keeping Requirements

The Chief Compliance Officer, or his designee, will be responsible for maintaining files relating to Brigade Capital’s proxy voting procedures. Under the services contract between Brigade Capital and ISS, ISS will maintain most of Brigade Capital’s proxy-voting records. Records will be maintained and preserved for five years (certain of which are generally maintained through ISS) from the end of the fiscal year during which the last entry was made on a record, with records for the first two (2) years kept in the offices of Brigade Capital and/or ISS. Records of the following will be included in the files:

(a)                 Copies of these proxy voting policies and procedures, and any amendments thereto;

(b)                 A copy of each proxy statement that Brigade Capital actually receives; provided, however, that Brigade Capital may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

(c)                 A record of each vote that Brigade Capital casts;

(d)                 A copy of any document that Brigade Capital created that was material to making a decision on how to vote the proxies, or memorializes that decision (if any); and

(e)                 A copy of each written request for information on how Brigade Capital voted proxies of an Advisory Client and a copy of any written response to any request for information on how Brigade Capital voted proxies on behalf of an Advisory Client.

One River Asset Management, LLC

Proxy Voting

Policy

One River’s proxy voting policy is designed to ensure that proxy matters are conducted in the best interest of clients and to identify and address the firm’s conflict of interests on an ongoing basis and make any necessary changes to its proxy voting processes in response to the guidance promptly. One River generally has been delegated the authority and responsibility to vote the proxies of its respective investment advisory clients, including both ERISA and non-ERISA clients and conducts proxy voting with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

One River’s advisory agreements (including the operative documents of the Funds) generally give One River authority to vote proxies received on behalf of its clients. Investors and managed accounts do not have the ability to direct proxy votes. The proxy voting policies and procedures contained in this manual will apply solely to clients for which One River has the authority and responsibility to vote proxies.

It should be noted that based upon One River’s investment strategy it is expected that no proxy voting will be required under this section. Notwithstanding that fact, One River will follow these procedures when proxy voting is required.

In all circumstances, One River will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from One River’s policies and procedures. Alternatively, an investment adviser and its client may agree that the investment adviser will abstain from voting any proxies at all or focus only on certain proposals based on the client’s preferences. Additionally, a copy of the written policies and procedures is available to clients upon request.

Background

Rule 206(4)-6 and Rule 204-2 under the Advisers Act address an investment adviser’s fiduciary obligation to its clients when the adviser has authority to vote their proxies. The rules require an investment adviser that exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, to disclose to client’s information about those policies and procedures, and to disclose to clients how they may obtain information on how the adviser has voted their proxies. The rules also require advisers to maintain certain records relating to proxy voting. The rules are designed to ensure that advisers vote proxies in the best interest of their clients and provide clients with information about how proxies are voted. The adopting release for the Proxy Rule emphasizes that the policies and procedures that an investment adviser adopts must address how the adviser resolves any conflicts of interest that could arise in voting client proxies.

Responsibility

All proxies received by One River (on behalf of the Clients) will be provided to the CCO.

Procedure

The duty of care requires an adviser with voting authority to monitor corporate actions and vote client proxies. Therefore, all proxies received by One River (on behalf of the Funds) will be provided to the CCO, and One River employees will make an effort to carbon copy the CCO on all proxy voting materials and communications

☐    Voting Client Proxies

o     A written record of each proxy received by One River will be kept in One River’s files;

o     The CCO, or his designee, will ensure that the Portfolio Manager is provided with the following:

▪   A copy of the proxy;

▪   The number of votes controlled by each fund; and

▪   The deadlines that such proxies need to be completed and returned.

o     Prior to voting any proxies, the Portfolio Manager will determine if there are any conflicts of interest related to the proxy in question.

▪   If a conflict is identified, One River will then make a determination as to whether the conflict is material in accordance with the general guidelines outlined in Resolving Conflicts of Interest below.

▪   If no material conflict is identified, the Portfolio Manager will make a decision on how to vote the proxy and the CCO, or his designee, will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

☐      Resolving Conflicts of Interest

o     Should One River determine a material conflict of interest exist it will take steps to ensure and demonstrate that those steps result in a decision to vote the proxies based on the client’s best interest. This examination will include (but will not be limited to) an evaluation of whether One River (or any affiliate of One River) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a fund.

▪   It is noted that One River’s Code of Ethics prevents One River employees from having personal ownership of fund portfolio companies (outside of investments in ETFs or pre-approval by the CCO, or designee), and One River monitors compliance with its Code of Ethics at least quarterly.

o     If a conflict is identified and deemed “material”, the CCO or such other designee will determine whether voting in accordance with the proxy Voting Guidelines outlined below is in the best interest of the affected Funds. As applicable, One River may consider utilizing a third party to vote such proxies.

o     With respect to material conflicts, One River will determine whether it is appropriate to disclose the conflict to clients and give such client the opportunity to vote the proxies in question themselves. It is noted that if a fund is subject to the requirements of ERISA, and an ERISA client has, in writing, reserved the right to vote proxies when One River has determined that a material conflict exists that does affect its best judgement as a fiduciary, One River will:

▪   Give the ERISA client the opportunity to vote the proxies in questions themselves; or

▪   Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the written agreements with such ERISA client (if any).

☐    Voting Guidelines

o     In the absence of specific voting guidelines mandated by a particular client, One River will endeavor to vote proxies, or in certain circumstances abstain from voting, in the best interests of each client. One River will always try to vote the proxies of fund; however, One River does not have a set of strict voting guidelines that would force it to vote one way or another. One River follows its own business judgment to fit the specific situation.

☐     Disclosures and Recordkeeping

o     Under Rule 204-2, as amended, One River will retain and make available to clients (Rule 206(4)-6), upon written request:

▪   One River’s proxy voting policies and procedures;

▪   Proxy statements received regarding client securities;

▪   Records of votes they cast on behalf of clients;

▪   Records of client requests for proxy voting information; and

▪   Any documents prepared by One River that were material to making a decision on how to vote, or that memorialized the basis for the decision.

o     One River also discloses in its marketing and ADV reporting information regarding its proxy voting policies.

RV Capital Management Private Ltd

19.19 PROXY VOTING

19.1.1        General

RV Capital has adopted policies and procedures (the “Proxy Voting Policies and Procedures”) which have been designed to ensure that RV Capital complies with the requirements of Rule 206(4)-6 and Rule 204- 2(c)(2) under the Advisers Act, and reflect RV Capital’s commitment to vote all client securities for which it exercises voting authority in a manner consistent with the best interest of the client. Employees who have the authority to vote client securities must familiarize themselves with and strictly adhere to RV Capital’s Proxy Voting Policies and Procedures.

Investments advisers are fiduciaries that owe each of their clients duties of care and loyalty with respect to services undertaken on the client’s behalf, including voting. In particular, where an investment adviser has assumed the authority to vote on behalf of its client, the investment adviser, among other things, must have a reasonable understanding of the client’s objectives and must make voting determinations that are in the best interest of the client. In order for an investment adviser to form a reasonable belief that its voting determinations are in the best interest of the client, it should conduct an investigation reasonably designed to ensure that the voting determination is not based on materially inaccurate or incomplete information.

19.19.2   Proxy Voting Policies and Procedures

RV Capital monitors the performance, activities and events related to each investment. When exercising its voting authority over client securities, RV Capital considers such information, evaluates other issues that could have an impact on the value of the security and votes with a view toward maximizing overall value. RV Capital votes all proxies in a prudent manner, considering the prevailing circumstances at such time, and in a manner consistent with these Proxy Voting Policies and Procedures and RV Capital’s fiduciary duties to its clients.

RV Capital reviews each proposal submitted for a vote on a case-by-case basis to determine whether it is in the best interest of the client. As a result, depending on the client’s particular circumstances, RV Capital may vote one client’s securities differently than it votes those of another client, or may vote differently on various proposals, even though the securities or proposals are similar (or identical). In some instances, RV Capital may determine that it is in the client’s best interest for RV Capital to “abstain” from voting or not to vote at all, and will do so accordingly.

RV Capital and its client, in establishing their relationship, have the ability to agree to a variety of different proxy voting arrangements, so long as there is full and fair disclosure and informed consent.

19.19.3   Voting Procedures

The following procedures are performed when voting materials are received:

(a)    The investment professionals who are responsible for the investment review the current performance, activities and events related to the investment and ensure that RV Capital receives all necessary voting materials.

(b)    The investment professionals, after consultation with senior professionals, the Compliance Officer and outside counsel, as appropriate, determine how the securities should be voted.

(c)     The investment professionals ensure that the voting materials are completed and returned on time (unless it has been decided that it is in the client’s best interests for RV Capital not to vote on such matter).

19.19.4   Conflicts

Prior to exercising its voting authority, RV Capital, in consultation with senior professionals, the Compliance Officer and outside counsel, as appropriate, reviews the relevant facts and determines whether or not a material conflict of interest may arise due to business, personal or family relationships of the Company, its owners, its employees or its affiliates, with persons having an interest in the outcome of the vote. If a material conflict exists, RV Capital takes steps to ensure that its voting decision is based on the best interests of the client and is not a product of the conflict. RV Capital may, at its discretion, (A) seek the advice of the applicable advisory board in voting such security (if any); (B) disclose the conflict of interest to the client and defer to the client’s voting recommendation; (C) defer to the voting recommendation of an independent third party provider of proxy voting services; and/or (D) take such other action in good faith (in consultation with RV Capital’s outside counsel) which would serve the best interest of the client. Depending on the particular circumstances involved, the appropriate resolution of one conflict of interest may differ from the resolution of another conflict of interest, even though the general facts underlying both conflicts may be similar (or identical).

19.19.5   Disclosure Information

RV Capital will deliver to each client upon written request a complete copy of its Proxy Voting Policies and Procedures and/or information on how it voted proxies for the client.

Please keep this supplement for future reference.